Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Other Intangible Assets
Schedule of carrying value of goodwill

Goodwill
January 1, 2019	$55,847
Impairments	—
December 31, 2019	55,847
Impairments	—
December 31, 2020	$55,847

Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period

The following tables sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2020 and 2019, for those assets that are not already fully amortized (in thousands):

	December 31, 2020
					Weighted
					Average
	Gross			Net	Remaining
	Carrying	Accumulated		Carrying	Amortization
	Amount	Amortization	Impairment	Amount	Period (Years)
IPR&D	$64,000	$—	$(28,910)	$35,090	Indefinite Lived
	$64,000	$—	$(28,910)	$35,090

	December 31, 2019
					Weighted
					Average
					Remaining
	Gross			Net	Amortization
	Carrying	Accumulated		Carrying	Period
	Amount	Amortization	Impairment	Amount	(Years)
Product Rights	$19,700	$(1,970)	$(17,730)	$—	—
IPR&D	$64,000	$—	$—	$64,000	Indefinite Lived
	$83,700	$(1,970)	$(17,730)	$64,000

Schedule of changes in the net carrying amount of intangible assets

	Intangible Assets	Total
January 1, 2019	$83,700	$83,700
Amortization	(1,970)	(1,970)
Impairments	(17,730)	(17,730)
December 31, 2019	64,000	64,000
Amortization	—	—
Impairments	(28,910)	(28,910)
December 31, 2020	$35,090	$35,090